CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 190,236	¥ 1,276,710	¥ 1,224,393
Restricted cash	150	1,006	1,004
Short-term investments	31,589	212,000	130,000
Inventories, net	751	5,042	110
Loan receivables, net	18,015	120,901	104,247
Prepayments and other current assets	24,026	161,249	188,862
Amounts due from related parties	267	1,789	7,179
Total current assets	265,034	1,778,697	1,655,795
Non-current assets:
Property, equipment and software, net	1,784	11,975	16,511
Intangible assets, net	149,298	1,001,967	116,770
Goodwill	233,737	1,568,653	1,568,653
Investments	36,018	241,721	201,037
Other non-current assets	114	763	18,755
Total non-current assets	420,951	2,825,079	1,921,726
Total assets	685,985	4,603,776	3,577,521
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB439 and RMB725 as of March 31, 2018 and 2019, respectively. Note 1)	2,681	17,989	12,270
Salaries and welfare payable (including salaries and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB4,591 and RMB939 as of March 31, 2018 and 2019, respectively. Note 1)	3,295	22,112	20,654
Advances from customers (including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB26 and RMB28 as of March 31, 2018 and 2019, respectively. Note 1)	175	1,177	37
Taxes payable (including taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB1,613 and RMB1,367 as of March 31, 2018 and 2019, respectively. Note 1)	871	5,844	8,523
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB nil and 1,085 as of March 31, 2018 and 2019, respectively. Note 1)	1,400	9,393	20,103
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB520,355 and RMB325,473 as of March 31, 2018 and 2019, respectively. Note 1)	73,368	492,385	608,486
Total current liabilities	81,790	548,900	670,073
Non-current liabilities:
Deferred tax liabilities	370	2,485	25,233
Other non-current liabilities	704	4,722
Total non-current liabilities	1,074	7,207	25,233
Total liabilities	82,864	556,107	695,306
Commitments and contingencies (Note 24)
MEZZANINE EQUITY
Convertible redeemable shares			7,384,872
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	1,399,561	9,392,737
Statutory reserves	369	2,475	1,979
Accumulated other comprehensive (loss)/income	11,592	77,795	(3,650)
Accumulated deficit	(808,426)	(5,425,515)	(4,501,017)
Total MOGU Inc. shareholders' (deficit)/equity	603,121	4,047,669	(4,502,657)
Total shareholders' (deficit)/equity	603,121	4,047,669	(4,502,657)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	685,985	4,603,776	3,577,521
Convertible Redeemable Class B Ordinary Shares
MEZZANINE EQUITY
Convertible redeemable shares			140,255
Convertible Redeemable Series A Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares			1,455,962
Convertible Redeemable Series B Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares			3,148,579
Convertible Redeemable Series C Preferred Shares
MEZZANINE EQUITY
Convertible redeemable shares			2,640,076
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	23	161	21
Total shareholders' (deficit)/equity		161	21
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	$ 2	16
Total shareholders' (deficit)/equity		¥ 16
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares			10
Total shareholders' (deficit)/equity			¥ 10